Offerings	Aug. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	14,824,514
Proposed Maximum Offering Price per Unit	19.7050
Maximum Aggregate Offering Price	$ 292,117,048.37
Fee Rate	0.01531%
Amount of Registration Fee	$ 44,723.12
Offering Note	Pursuant to Rule 416 under the Securities Act, the ordinary shares registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Consists of ordinary shares to be offered for resale by the Selling Securityholders named in the prospectus contained in the initial filing of the Company’s Registration Statement on Form F-1 as filed on July 18, 2025.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low trading prices of the Company’s ordinary shares as reported on the Nasdaq Global Market on July 16, 2025, which date is within five business days of the initial filing of the Company’s Registration Statement on Form F-1.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	587,104
Proposed Maximum Offering Price per Unit	14.0050
Maximum Aggregate Offering Price	$ 8,222,391.52
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,258.85
Offering Note	Pursuant to Rule 416 under the Securities Act, the ordinary shares registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Consists of (i) 237,104 ordinary shares issued upon conversion of convertible promissory notes and (ii) 350,000 ordinary shares offered for resale by Blue Gold Holdings Limited.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low trading prices of the Company’s ordinary shares as reported on the Nasdaq Global Market as reported on July 30, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share underlying warrants
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 132,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,247.48
Offering Note	Pursuant to Rule 416 under the Securities Act, the ordinary shares registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Represents ordinary shares issuable upon exercise of warrants. The warrants were previously registered; however, the ordinary shares issuable upon exercise of such warrants were not previously registered. Accordingly, the registration fee is based on the estimated maximum aggregate offering price of the ordinary shares underlying such warrants.

Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of each warrant which is $11.50 per ordinary share.